PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 14,202	¥ 27,055	¥ 18,826